Offsets	May 19, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Truist Financial Corporation
Form or Filing Type	S-3
File Number	333-261845
Initial Filing Date	Dec. 22, 2021
Fee Offset Claimed	$ 84,205
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Offset Note
(2)
The pricing supplement to which this Exhibit is attached is a final supplement and relates to the automatic shelf registration statement on Form
S-3
(File
No. 333-276600)
filed by the Registrant for the sale from time to time of an unlimited amount of the Registrant’s securities, which became effective on January 19, 2024 (the “Registration Statement”). The Registrant carried over $5,050,000,000 of unsold securities (the “unsold securities”) (and the associated $351,480 previously paid filing fee) that previously were registered by the Registrant on Form
S-3
(File
No. 333-261845),
initially filed with the Commission on December 22, 2021 and declared effective on January 13, 2022 (the “Prior Registration Statement”), for which the Registrant paid a registration fee of $1,741,980. Prior to the offering to which the pricing supplement relates, $4,500,000,000 of securities have been issued under the Registration Statement. Pursuant to Rule 415(a)(6), the offering of securities under the Prior Registration Statement was deemed terminated as of the date of effectiveness of the Registration Statement.

Termination / Withdrawal Statement	the Prior Registration Statement was deemed terminated as of the date of effectiveness of the Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Truist Financial Corporation
Form or Filing Type	S-3
File Number	333-261845
Filing Date	Dec. 22, 2021
Unsold Securities Associated with Fee Offset Claimed	550,000,000
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 550,000,000
Fee Paid with Fee Offset Source	$ 84,205